CONSOLIDATED STATEMENTS OF CASHFLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	¥ 212,366	$ 33,323	¥ (430,988)	¥ (395,165)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation	768	120	29,748	2,970
Depreciation and amortization	37,916	5,950	40,267	37,223
Loss on disposal of property, equipment and land use right	5,431	852	7,622	1,824
Loss/(gain) from equity method investments	4,886	767	(1,349)	136
Impairment loss on long-term investments	5,000	785	882
Gain from disposal of subsidiaries	(43,967)	(6,899)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(24,915)	(3,910)	63,692	(39,769)
Deferred costs	129,879	20,381	120,683	(121,668)
Right-of-use asset	126,542	19,857	110,114	(38,805)
Deferred tax assets	(26,249)	(4,119)	72,498	(85,513)
Other non-current assets	2,555	401	88	3,446
Accrued expenses and other current liabilities	(22,570)	(3,542)	172,210	25,216
Deferred revenue	(646,692)	(101,480)	(204,327)	(57,255)
Lease liabilities	(144,797)	(22,722)	(93,242)	49,253
Deferred tax liabilities	6,562	1,030	(72,734)	87,954
Other non-current liabilities	4,034	633	(3,805)	(3,394)
Net cash used in operating activities	(373,251)	(58,573)	(188,641)	(533,547)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for equity method investments	(638)	(100)	(25,400)	(10,153)
Cash received from investee due to capital reduction			1,800
Purchase of short-term investments	(1,833,650)	(287,740)	(2,195,567)	(2,108,820)
Proceeds from maturity of short-term investments	2,166,910	340,035	1,895,897	2,905,788
Proceeds from disposal of land use right	13,796	2,165
Acquisition of property and equipment	(13,682)	(2,147)	(12,429)	(24,756)
Acquisition of intangible assets	(2,854)	(448)	(880)	(780)
Acquisition of land use right			(13,655)
Proceeds from disposal of property and equipment			25	652
Proceeds from disposal of subsidiaries	15,202	2,386
Loan to employees	(2,504)	(393)		(33,085)
Repayment of loan to employees	101	16	903	700
Net cash generated from/(used in) investing activities	342,681	53,774	(349,306)	729,546
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from a bank loan	61,540	9,657
Share repurchase	(4,866)	(764)	(26,579)	(31,650)
Repayment made to acquire buildings	(61,540)	(9,657)
Repayment of bank loans	(34,038)	(5,341)	(32,500)	(32,500)
Net cash used in financing activities	(38,904)	(6,105)	(59,079)	(64,150)
Effect of exchange rate changes	(14,513)	(2,276)	(44,490)	21,567
Net increase/(decrease) in cash and cash equivalents	(83,987)	(13,180)	(641,516)	153,416
Cash and cash equivalents at beginning of the year	760,710	119,372	1,402,226	1,248,810
Cash and cash equivalents at end of the year	676,723	106,192	760,710	1,402,226
Supplemental schedule of non-cash investing activities:
Payables for leasehold improvement and intangible assets	6,089	955	7,142	6,818
Payables to acquire buildings			61,540	61,540
Supplemental disclosure of cash flow information:
Interest paid	¥ 10,264	$ 1,611	11,782	¥ 15,316
Income tax paid			¥ 18